Share Capital (Details)	1 Months Ended								12 Months Ended
	Aug. 31, 2021 USD ($) shares	Aug. 16, 2021 USD ($)	May 31, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 CAD ($) shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 20, 2021 shares	Feb. 10, 2021 shares		Jan. 07, 2021 shares	[1]
Share Capital (Details) [Line Items]
Conversion of debt (in Dollars) | $							$ 5,000,000
Common shares							8,474,577
Warrants outstanding					5,251,223	5,251,223	5,251,223	5,251,223
Common shares proceeds (in Dollars) | $					$ 1,500,000		$ 1,500,000
Warrant exercises Description					The warrant exercises described above include the cashless exercise of 1,666,667 warrants resulting in the issuance of 1,501,222 common shares.	The warrant exercises described above include the cashless exercise of 1,666,667 warrants resulting in the issuance of 1,501,222 common shares.
Non-cash loss on revaluation of warrants (in Dollars) | $									$ 2,466,000	$ 3,876,000
Issue capital common shares	5,404,625			5,027,933	9,504,000	9,504,000			20,736,558
Warrants share issued					8,888,889	8,888,889					10,613,208	11,560,695	[1]
Broken warrant issued					615,111	615,111
Broken warrants related to private placement					711,111	711,111			20,736,558
Proceeds from common shares	$ 16,268,000			$ 15,587,000	$ 20,611,000	$ 26,172,000			$ 55,178,000
Warrants related to private placements	5,404,625			5,027,933
Market Equity Program [Member]
Share Capital (Details) [Line Items]
Issue capital common shares									23,922,928
Proceeds from common shares | $									$ 150,296,000
Receiving aggregate proceeds (in Dollars) | $		$ 500,000
Share price (in Dollars per share) | $ / shares									$ 6
Net proceeds (in Dollars) | $									$ 145,601,000
Agent commission (in Dollars) | $									4,509,000
Other transaction costs (in Dollars) | $									186,000
Private Placements [Member]
Share Capital (Details) [Line Items]
Non-cash loss on revaluation of warrants (in Dollars) | $									17,058,000
Number of private placement			4		4	4	4
Total gross proceeds (in Dollars) | $			$ 155,000,000			$ 155,000,000		$ 155,000,000
Issue capital common shares			40,187,121	800,000	40,187,121	40,187,121	40,187,121	40,187,121
Warrants to purchase common shares			36,649,385		36,649,385	36,649,385	36,649,385	36,649,385
Warrants share issued												5,586,593		8,888,889
Broken warrant issued				800,000
Broken warrants related to private placement				924,586
Proceeds from common shares | $				$ 2,712,000
Employee Stock Options [Member]
Share Capital (Details) [Line Items]
Proceeds from common shares | $									$ 6,177,000
Employees exercised stock option									6,073,585
Other common shares									1,771
Additional common shares									414,508

[1]	All warrants issued are for the purchase of one common share in the Company